Investments	12 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Investments

9 INVESTMENTS

The Company’s long-term investments consist of the following:

	As of March 31,
	2025	2026
	RMB	RMB
Available-for-sale debt securities
Jimi	5,459	3,632
iSNOB	—	—
Juesekuangxiang	—	—
Jiangxi Chengqianqihou	—	—
Others	2,296	1,936
	7,755	5,568
Equity securities without readily determinable fair value
Target Company	—	100,000
	—	100,000
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	25,417	24,455
Hangzhou Chengqianqihou Food Supply Chain Co., Ltd. (“Hangzhou Chengqianqihou”)	8,750	8,743
Ruisha Technology	—	16,546
Others	8,049	9,696
	42,216	59,440
Total	49,971	165,008

Available-for-sale debt securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2025 and 2026:

	As of March 31,
	2025	2026
	RMB	RMB
Cost	8,459	8,459
Unrealized losses, including foreign exchange adjustment	(704)	(783)
Impairment losses	—	(2,108)
Fair Value	7,755	5,568

iSNOB

The Company held 4,785,714 convertible and redeemable preferred shares of iSNOB, accounting for 3.35% of the total equity interests of iSNOB on a fully diluted basis. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.

As of March 31, 2023 and 2024, the Company remeasured its investment in iSNOB at a fair value of RMB24,656 and RMB26,021, respectively, which were determined by management with the assistance of an external appraiser. For the years ended March 31, 2023 and 2024, the unrealized securities holding gain, net of tax of RMB922 and RMB564 were reported in other comprehensive income, respectively. For the years ended March 31, 2023 and 2024, foreign currency translation gain of RMB1,816 and gain of RMB801 were reported as foreign currency translation adjustments in other comprehensive income, respectively.

For the year ended March 31, 2025, the convertible and redeemable preferred shares of iSNOB became redeemable. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB26,021 to zero and recognized a credit loss of RMB8,150 in “Gain from investments, net”, being the difference between the fair value of zero and the amortized cost basis of the investment, and an unrealized securities holding loss of RMB17,550, net of tax in other comprehensive income/(loss), being the difference between the carrying value and the amortized cost basis of the investment. For the year ended March 31, 2025, foreign currency translation loss of RMB321 was reported as foreign currency translation adjustments in other comprehensive loss.

Juesekuangxiang

In May 2023, the Company purchased 10% equity interest of Juesekuangxiang with a cash consideration of US$1,000 (equivalent to RMB6,875). According to the investment agreement, the Company has the option to request Juesekuangxiang to redeem the Company’s investments at the Company’s investment cost plus interest if Juesekuangxiang fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Juesekuangxiang held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the year ended March 31, 2024, the fair value change of investment in Juesekuangxiang was not material. For the year ended March 31, 2025, the actual operating results of Juesekuangxiang were significantly weaker than expected. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB6,875 to zero and recognized a loss of RMB6,875 in “Gain from investments, net”.

Jimi

In June 2023, the Company purchased 4.87% equity interest of Jimi with a cash consideration of RMB5,459. According to the investment agreement, the Company has the option to request Jimi to redeem the Company’s investments at the Company’s investment cost plus interest if Jimi fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, equity interest of Jimi held by the Company is considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income.

For the years ended March 31, 2024 and 2025, the fair value change of investment in Jimi was not material. For the year ended March 31, 2026, the actual operating results of Jimi were weaker than expected. The Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB5,459 to RMB3,632 and recognized a loss of RMB1,827 in “Gain from investments, net”.

Jiangxi Chengqianqihou

In January 2023, the Company purchased 7.5% equity interest in Jiangxi Chengqianqihou with a cash consideration of RMB5,000.The Company had the option to request Jiangxi Chengqianqihou to redeem the Company’s investments at the Company’s investment cost plus interest if Jiangxi Chengqianqihou failed to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Jiangxi Chengqianqihou held by the Company were considered not in substance common stock and classified as an available-for-sale debt investment which was measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2024, with the assistance of external appraiser, the Company remeasured its investment in Jiangxi Chengqianqihou and believed that the fair value change of investment in Jiangxi Chengqianqihou was not material.

In July 2024, for the purpose of optimizing the equity structure of Jiangxi Chengqianqihou and integrating regional resources in Hangzhou to increase its commercial value, Jiangxi Chengqianqihou restructured its shareholding structure and established Hangzhou Chengqianqihou as its ultimate holding company. The Company consummated following transactions with the investee, including:

i) purchase 17.5% common stock interest of Hangzhou Chengqianqihou with a cash consideration of RMB10,000; and,

ii) sell all of the Company’s equity interests in Jiangxi Chengqianqihou to Hangzhou Chengqianqihou with a cash consideration of RMB5,000. Accordingly, the Company derecognized all of its investments in Jiangxi Chengxianqihou of RMB5,000 and recognized its investment in Hangzhou Chengqianqihou at cost of RMB8,750 with referencing to the price of the same round of investment by a new third party investor. The Company recognized “Gain from investments, net” of RMB1,250 in the Consolidated Statements of Operations and Comprehensive (Loss)/Income .

Equity securities without readily determinable fair value

On December 24, 2025, Hangzhou Shiqu Information and Technology Co., Ltd., MOGU Inc's indirect wholly owned subsidiary (the “Purchaser”), entered into a share transfer agreement (the “Agreement”) with a seller (the “Seller”). Pursuant to the Agreement, the Seller agreed to sell, and the Purchaser agreed to acquire, less than 1.0% of the common shares of a target company (the “Target Company”) for a total consideration of RMB 0.1 billion (equivalent to approximately US$14.2 million). Full consideration was paid in cash to the Seller in December 2025, and the transaction was closed in December 2025. As the Company does not have the ability to exercise significant influence over the investee and the investee’s securities are not traded on an active market, this investment is accounted for as an equity security without a readily determinable fair value.

Equity method investments

Investment in Neixiangyoupan

In December 2019, the Group entered into a partnership agreement with Neixiangyoupan to subscribe for the shares of Neixiangyoupan as a Limited Partner (“LP”) and made the first capital injection in May 2020. As of March 31, 2025 and 2026, RMB27,328 and RMB27,179 in cumulative capital contributions has been made by the Group, representing approximately 14.8% of the entity's equity interest at each balance sheet date. The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Neixiangyoupan as an LP. For the years ended March 31, 2024, 2025 and 2026, the Group recognized RMB2,358, RMB2,634 and RMB590 of share of loss of Neixiangyoupan, respectively.

Investment in Hangzhou Chengqianqihou

The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Hangzhou Chengqianqihou considering that the Group held its 17.5% equity interests as the Group has the ability to exercise significant influence over Hangzhou Chengqianqihou. For the years ended March 31, 2025 and 2026, share of the results from the investment in Hangzhou Chengqianqihou was not material.

Investment in Ruisha Technology

In July 2021, the Group acquired Ruisha Technology as a subsidiary to expand its business. In August 2025, Ruisha Technology and the Group signed the Repurchase Agreement that Ruisha Technology shall repurchase certain equity interest held by the Group, leading to the Group’s ownership of Ruisha Technology decreased from 59.6% to 48.2%. The investment is accounted for under the equity method as the Group has the ability to exercise significant influence over Ruisha Technology. For the year ended March 31, 2026, the Group recognized RMB3,867 of share of gain of Ruisha Technology.

The Group's equity method investments are not considered individually material or in the aggregate to meet the necessary reporting threshold under Rule 4-08(g) of Regulation S-X.